Balance Sheet Accounts and Supplemental Disclosures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	May 31, 2013 7.125% Second-Priority Senior Secured Notes due 2021 [Member]	Nov. 30, 2012 7.125% Second-Priority Senior Secured Notes due 2021 [Member]	May 31, 2013 Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]	Nov. 30, 2012 Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]	Nov. 30, 2012 2014 through 2016 [Member]
Balance Sheet Accounts And Supplemental Disclosures [Line Items]
Senior subordinated notes, bearing interest				7.125%	7.125%	4.0625%	4.0625%
Unbilled receivable to be collected after one year	$ 0.8
Deferred qualification costs	6.4	7.6
General and administrative costs incurred	151.1	151.7
Estimated general and administrative costs	4.4	5.1
Depreciation expense	19.3	21.8	25.2
Amortization expense	1.5	1.5	1.6					1.4
Amortization expense for fiscal 2013	1.5
Amortization expense for fiscal 2017	1.3
Amortization of deferred financing costs	2.9	3.2	3.8
Amendments charges related to senior credit facility		$ 1.3	$ 0.7